Business and Summary of Significant Accounting Policies (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies (Textual)
Numberof consolidated subsidiary	1
Account Receivable due days			30 days
Porperty of Estimated Useful			2 years
Depreciation Expense			0	4,820
Advertising Expense			0	1,242
Accounts Receivable [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	41.00%	35.00%	16.90%
Number of customers	2	2
Accounts Receivable [Member] | Customer One [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	17.00%	0.00%	16.90%	21.30%
Accounts Receivable [Member] | Customer Two [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	24.00%	35.00%	0.00%
Revenues [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	10.00%	36.00%
Number of customers	2	2
Revenues [Member] | HONG KONG
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage		34.00%
Revenues [Member] | Other Country [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	1.00%	2.00%
Revenues [Member] | INDIA
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	4.00%
Revenues [Member] | MEXICO
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	5.00%
Revenues [Member] | Customer One [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	44.00%	34.00%	65.00%	40.00%
Revenues [Member] | Customer Two [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	13.00%	19.00%	48.00%	53.00%
Number of customers			4	4